ASSETS HELD FOR SALE AND INVENTORIES, NET - Breakdown of major classes of assets and liabilities (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		$ 23,738,042	$ 18,730,810	$ 18,165,644	$ 20,460,245
Financial assets investment		16,822,754	17,361,475
Premises and equipment, net		3,827,865	3,368,647	$ 3,127,405
Prepaid expenses	[1]	365,143	346,012
Assets held for sale		124,395	345,423
Other assets		4,237,249	3,197,045
TOTAL ASSETS		236,088,113	220,076,482
Liabilities
Borrowings from other financial institutions		13,959,343	16,337,964
Tax liabilities		195,757	166,472
Other liabilities		6,755,645	6,768,253
TOTAL LIABILITIES		$ 207,282,494	193,421,257
Assets and liabilities classified as held for sale [member]
Assets
Cash and cash equivalents			12,476
Financial assets investment			0
Premises and equipment, net			164,356
Prepaid expenses			412
Tax receivables			7,093
Deferred tax			1,551
Assets held for sale			721
Other assets			22,393
TOTAL ASSETS			209,002
Liabilities
Borrowings from other financial institutions			150,254
Tax liabilities			1,054
Deferred tax liabilities			4,832
Other liabilities			7,456
TOTAL LIABILITIES			$ 163,596

[1]	Other Assets December 31, 2019 December 31, 2018In millions of COPTax advance 838,721 867,120Marketable and non-marketable for sale assets, net 828,382 654,207Other receivables (1) 766,251 286,583Prepaid expenses 365,143 346,012Assets pledged as colateral 334,190 248,662Receivables related to abandoned accounts (2) 206,027 172,671Accounts receivable from contracts with customers (3) 169,109 86,759Receivable Sales of goods and service 136,139 141,098Commission receivables 123,306 99,185Balance in credit card clearning house 111,905 61,539Operating leases 74,938 55,450Interbank Borrowings not classified as cash equivalents 51,701 55,690Taxes receivable 38,001 4,882Commission for letters of credit 25,607 25,399Debtors 19,348 22,054Others 273,253 133,873Total other assets 4,362,021 3,261,184Allowance others (124,772) (64,139)Total other assets, net 4,237,249 3,197,045As of December 31, 2019, corresponds to receivables from importations product, bank acceptances, reconciling entries from correspondent banks, tax receivables from DIAN, derivative receivables, debt securities and spot transactions, TIP interests, and others.